Taxation - Income Tax Reconciliation (Details) - USD ($) $ in Millions	2 Months Ended	3 Months Ended		7 Months Ended	9 Months Ended	12 Months Ended
	Feb. 22, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Effect of change on unrecognized tax benefits						$ 2	$ (8)	$ (11)
Effect of unremitted earnings of subsidiaries						0	(2)	(17)
Effect of taxable income in various countries						(2)	9	(16)
Total tax expense/(benefit)	$ 2	$ 2	$ 3	$ 10	$ 11	$ 0	$ (1)	$ (44)